Note 7 - Investment in MHB	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 7 - Investment in MHB

NOTE 7—INVESTMENT IN MHB

On November 10, 2015, we entered into an agreement to exchange 500,000 shares of our common stock for 10 million shares of MHB, Inc., doing business as Mile High Brands (“MHB”). The shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB. MHB is a lifestyle branding agency focused on the regulated cannabis industry. Its clients include celebrities and product companies that wish to access the rapidly growing cannabis marketplace. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, under the equity method of accounting. At December 31, 2015, we performed an impairment analysis of our investment in MHB. We used a perpetuity-based valuation model to determine a discounted cash flow and terminal value for MHB’s business. Based on this analysis, it was determined that the value of the investment was impaired and that the current fair value is $1,049,475. We recorded an impairment loss on investment of $1,846,515 as of December 31, 2015. At December 31, 2016, we performed another impairment analysis using the same methodology. Based on this analysis, we determined that the value of the investment was once again impaired and that the current fair value is $0. We recorded an impairment loss on investment of $1,049,475 as of December 31, 2016.

On December 22, 2016, we entered into an amendment to share exchange agreement, under which: (a) MHB cancelled 9,985,000 MHB shares issued to us under the exchange agreement; (b) we cancelled 485,000 of our post-split shares issued to MHB under the exchange agreement; (c) the Gross Revenue Assignment between the parties was terminated and section 2.04 of the exchange agreement was deleted in its entirety; and (d) the parties confirmed that the $7,500 payment from MHB to us was for fees as originally contemplated under the exchange agreement. As amended, each party now owns 15,000 shares of the other party’s common stock.